Fees Summary	Sep. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000
Previously Paid Amount	0.00
Total Fee Amount	73.80
Total Offset Amount	0.00
Net Fee	73.80
Narrative - Max Aggregate Offering Price	$ 500,000
Final Prospectus	true